Business Combination (Details) ¥ in Thousands, $ in Thousands	May 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Business Combination
Goodwill		¥ 567,181	$ 81,106	¥ 59,581	¥ 66,506
TWHL
Business Combination
Preference shares, voting Interest	100.00%
Ordinary shares, voting Interest	66.90%
Purchasing price in cash	¥ 744,291
Inventories	135,878
Prepayments and other current assets, net	27,027
Accounts and notes receivable, net	78,597
Receivables from online payment platforms	4,854
Cash and cash equivalents	145,198
Deferred tax assets, net	2,735
Property, equipment and leasehold improvement, net	125,475
Rightofuse assets, net	42,885
Accounts and notes payable	(728)
Contract liabilities	(73,998)
Salary and welfare benefits payable	(3,662)
Taxes payable	(26,682)
Accrued expenses and other current liabilities	(43,106)
Lease liabilities	(42,160)
Other non-current liabilities	(136,188)
Deferred tax liabilities	(109,721)
Noncontrolling interests	(84,729)
Goodwill	508,535
Total consideration	744,291
TWHL | Channel Relations
Business Combination
Intangible assets, net	¥ 121,055
Useful lives of intangible assets	5 years
TWHL | Brands
Business Combination
Intangible assets, net	¥ 67,841
Useful lives of intangible assets	10 years
TWHL | Others
Business Combination
Intangible assets, net	¥ 5,185